Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Activity in the Company's RSUs

A summary of activity in the Company’s RSUs for the three months ended December 31, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2025	9,546,008	$4.21
Granted	234,996	0.86
Forfeited	(52,691)	1.19
Vested	(4,002,126)	4.14
Outstanding at December 31, 2025	5,726,187	4.59

A summary of activity in the Company’s RSUs for the year ended September 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 30, 2024	4,463,253	$7.93
Issued	11,036,957	0.96
Forfeited	(47,775)	3.36
Vested	(5,906,427)	0.96
Outstanding at September 30, 2025	9,546,008	4.21

Schedule of Activity in the Company's RSAs

A summary of activity in the Company’s RSAs for the three months ended December 31, 2025 is as follows:

	Number of shares	Weighted- Average Grant Date Fair Value per Share

Outstanding at September 30, 2025	4,872,500	$0.70
Vested	(355,000)	0.70
Outstanding at December 31, 2025	4,517,500	0.70

A summary of activity in the Company’s RSAs for the year ended September 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Share

Outstanding at September 30, 2024	—	$—
Issued	5,100,000	0.70
Vested	(227,500)	0.70
Outstanding at September 30, 2025	4,872,500	0.70

Schedule of Stock Option Activity

Stock option activity for the three months ended December 31, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2025	2,452,324	$4.85
Exercised	(323,529)	0.17
Expired	(14,178)	5.06
Outstanding at December 31, 2025	2,114,617	5.57	5.8
Exercisable at December 31, 2025	2,025,079	5.51	5.8

Stock option activity for the year ended September 30, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2024	2,740,846	$4.89
Forfeited	(71,569)	6.03
Expired	(216,953)	4.92
Outstanding at September 30, 2025	2,452,324	4.85	5.9
Exercisable at September 30, 2025	2,331,189	4.75	5.8

Schedule of Consolidated Statements of Operations and Comprehensive Loss

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended December 31,
	2025	2024

Cost of revenue – product	$36	$5
Cost of revenue – services	22	11
Research and development	90	81
Selling, general and administrative	4,991	9,705
Total stock-based compensation expense	$5,139	$9,802

The consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Year ended September 30,
	2025	2024

Cost of revenue – product	$174	$15
Cost of revenue – services	9	—
Research and development	338	1,124
Selling, general and administrative	25,098	20,244
Total stock-based compensation expense	$25,619	$21,383

Schedule of Weighted-Average Grant Date Fair Value of Options Granted
	Year ended September 30, 2024
	Range
	Low	High

Expected volatility	54.8%	55.6%
Expected dividend yield	0%	0%
Risk-free interest rate	3.9%	4.4%
Expected term (years)	4.5	5.3